Consolidated Statements of Cash Flow - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Profit (Loss) for the year	₪ 7,293	₪ (36,040)		₪ (5,893)	[1]
Interest paid	(5,116)	(93)		(41)
Taxes paid	(11,796)			(50)
Total Adjustments to reconcile profit (loss)	34,638	43,936		(5,585)
Net cash provided by (used in) operating activities	25,019	7,803		(11,569)
Cash flows from investing activities
Purchase of property, plant and equipment	(14,028)	(20,841)		(28,144)
Investment in associate				(2,260)
Loans	(7,342)	(1,643)
Increase in deposit	(20,000)	(40)
Acquisition of subsidiary, net of cash (Note 8)	(19,094)	387		385
Investment in assets measured at fair value through profit (loss)	(1,246)	(626)		4,532
Payments of contingent consideration	(3,500)
Grant of short-term loans to equity accounted investees				(600)
Net cash used in investing activities	(65,210)	(22,763)		(26,087)
Cash flows from financing activities
Proceeds from issuance of shares as part of private issuance, net	128,730	38,020		62,283
Proceeds from exercise of options (Note 17)	8,498	833		3,883
Deferred issuance costs				(2,426)
Lease payments	(2,574)	(576)		(189)
Receipt of loans from banks	75,458	665
Repayment of loans from banks	(3,416)			(174)
Repayment of loan from related party and controlling shareholder	(3,640)	(13,653)		(143)
Net cash provided by financing activities	203,056	25,289		63,234
Increase in cash and cash equivalents	162,865	10,329		25,578
Exchange differences in respect of balances of cash and cash equivalents	(4,536)	221		(1,656)
Balance of cash and cash equivalents at beginning of year	37,888	27,338		3,416
Balance of cash and cash equivalents at end of year	196,217	37,888		27,338
Adjustments to items in the consolidated statement of comprehensive income:
Depreciation	7,393	3,253		828
Share-based payment (Note 17U)	6,452	10,008	[2]	68,036	[2]
Changes in the fair value of financial assets through profit or loss, net	1,868	37,195		(20,996)
Gain in respect of acquisition of a subsidiary (Note 8B)				(58,808)
Finance expenses (income), net	9,451	(92)		3,151
Change in liabilities in respect of employee benefits, net	(314)	(39)		96
Income tax	11,441	(2,268)		(673)
Company’s share in the loss of associate				340
Total Adjustments of comprehensive income	36,291	48,057		(8,026)
Changes in assets and liabilities items:
Decrease (increase) in trade receivables	8,391	(9,608)		(1,183)
Decrease (increase) in other receivables	(4,338)	5,139		(4,243)
Decrease (increase) in inventory	(15,475)	(14,167)		3,029
Decrease (increase) in biological assets	(2,413)	(2,008)		(1,096)
Increase in trade payables	2,787	12,269		4,021
Increase in other payables	9,395	4,254		1,913
Total of changes in assets and liabilities	(1,653)	(4,121)		2,441
B) Material non-cash operations
Acquisition of subsidiary, net of cash against share issuance (Note 8)	17,376	6,904		107,632
Disposition of equity accounted investee				(65,967)
Trade and other receivables	20,927	1,790		1,051
Inventory and biological assets	22,788	237		7,723
Property, plant, equipment and right-of-use asset	6,268	3,204		1,791
Trade and other payables	(51,053)	(1,862)		(1,731)
Short term loan	(4,265)	(1,296)		(2,146)
Short term loan from related parties	(5,119)			(716)
Lease liability	(2,650)	(2,039)
Goodwill	68,005	22,138		167,965
Issuance of shares	(17,376)	(6,904)		(107,632)
Non-controlling interests	9,043	(15,655)
Contingent consideration	(18,668)
Payables due to acquisition	(9,862)
Deferred tax assets (liabilities)	1,056			(723)
Total acquisition of subsidiary, net of cash	₪ (19,094)	₪ (387)		₪ (385)

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. Following the reverse split, the loss data per share was presented retrospectively for the periods presented in the financial statements in accordance with the provisions of International Accounting Standard 33 regarding earnings per share
[2]	Reclassified